Short Term Deposits	6 Months Ended
Jun. 30, 2026
Short Term Deposits [Abstract]
SHORT TERM DEPOSITS

NOTE 4 – SHORT TERM DEPOSITS

	June 30,	December 31,
(in thousands)	2026	2025

Bank deposits in U.S. $ (annual average interest rate 5.863%)	$-	$61
Bank deposits in NIS (annual average interest rate 4.410%)	-	3,800
	$-	$3,861